Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2017:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	17,190,000	1
Exercised during fiscal year	6,371,000	1

Outstanding at end of fiscal year	10,819,000	1	16.49	2,196

Exercisable at end of fiscal year	—	—	—	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions expected to be outstanding. The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

2015
Risk-free interest rate	0.01%
Expected volatility	25.91%
Expected remaining term (in years)	2.46
Expected dividend yield	3.42%

Schedule of Activities Related to Performance-based Stock Compensation

The following table presents activities related to the performance-based stock compensation for the fiscal year ended March 31, 2017:

	Number of shares	Weighted-average grant-date fair value
		(per share in yen)
Outstanding as of March 31, 2016	—	—
Granted during fiscal year	9,000,000	158.68
Vested during fiscal year	—	—
Forfeited during fiscal year	—	—
Outstanding as of March 31, 2017	9,000,000	158.68